Loan Receivable - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year
Provision	(13,792)
Total	$ (13,792)